UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21677

Cohen & Steers International Realty Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	99.4%
AUSTRALIA	10.5%
REAL ESTATE
DIVERSIFIED	6.9%
BGP Holdings PLC (EUR)(a),(b),(c)		56,622,235	$—
Charter Hall Group		2,107,179	10,905,927
Dexus Property Group		1,427,176	10,894,056
GPT Group		4,035,833	15,199,142
Ingenia Communities Group		3,642,264	7,898,431

			44,897,556

INDUSTRIALS	2.4%
Goodman Group		2,113,014	15,823,781

SELF STORAGE	1.2%
National Storage REIT		6,781,748	8,186,651

TOTAL AUSTRALIA			68,907,988

AUSTRIA	0.9%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		156,538	5,594,219

BELGIUM	0.9%
REAL ESTATE—RESIDENTIAL
Aedifica SA		67,993	6,133,895

BRAZIL	1.1%
REAL ESTATE—RETAIL
BR Malls Participacoes SA(c)		1,715,240	4,085,775
Iguatemi Empresa de Shopping Centers SA		386,051	2,968,116

TOTAL BRAZIL			7,053,891

CANADA	5.2%
REAL ESTATE
OFFICE	1.8%
Allied Properties REIT		346,487	11,561,638

RESIDENTIAL	3.4%
Boardwalk REIT		579,465	22,507,459

TOTAL CANADA			34,069,097

CHINA	1.0%
REAL ESTATE—DIVERSIFIED
Longfor Group Holdings Ltd. (HKD)		2,611,500	6,738,623

		Shares	Value
FRANCE	5.7%
REAL ESTATE
DIVERSIFIED	3.0%
Fonciere des Regions		156,277	$16,284,732
Unibail-Rodamco-Westfield		17,197	3,458,612

			19,743,344

OFFICE	1.8%
Gecina SA		71,747	11,978,812

RETAIL	0.9%
Klepierre SA		153,458	5,439,606

TOTAL FRANCE			37,161,762

GERMANY	9.1%
REAL ESTATE
OFFICE	0.8%
Alstria Office REIT AG		341,380	5,065,473

RESIDENTIAL	7.5%
ADO Properties SA, 144A(d)		204,578	12,256,310
Deutsche Wohnen AG		775,858	37,221,481

			49,477,791

RETAIL	0.8%
VIB Vermoegen AG		190,295	5,103,763

TOTAL GERMANY			59,647,027

HONG KONG	17.6%
REAL ESTATE
DIVERSIFIED	13.2%
China Resources Land Ltd.		1,312,000	4,592,130
CK Asset Holdings Ltd.		3,903,500	29,294,886
Hang Lung Properties Ltd.		4,088,000	7,989,730
New World Development Co., Ltd.		11,040,579	15,062,354
Sun Hung Kai Properties Ltd.		1,221,086	17,782,011
Swire Properties Ltd.		3,006,000	11,385,273

			86,106,384

RETAIL	4.4%
Link REIT		2,932,500	28,862,931

TOTAL HONG KONG			114,969,315

		Shares	Value
JAPAN	24.6%
REAL ESTATE
DIVERSIFIED	19.7%
Activia Properties, Inc.		2,140	$9,266,678
Hoosiers Holdings		637,200	3,807,946
Invincible Investment Corp.		19,475	8,141,722
Mitsubishi Estate Co., Ltd.		920,007	15,643,844
Mitsui Fudosan Co., Ltd.		1,186,592	28,082,608
NIPPON REIT Investment Corp.		2,071	6,698,579
Nomura Real Estate Holdings, Inc.		347,800	7,022,119
Orix JREIT		10,670	16,659,549
Sumitomo Realty & Development Co., Ltd.		535,000	19,211,407
Tokyo Tatemono Co., Ltd.		1,204,922	14,698,309

			129,232,761

INDUSTRIALS	0.3%
Nippon Prologis REIT, Inc.		1,095	2,167,448

OFFICE	3.2%
Daiwa Office Investment Corp.		1,173	7,071,862
Nippon Building Fund, Inc.		2,363	13,663,889

			20,735,751

RETAIL	1.4%
Japan Retail Fund Investment Corp.		4,880	8,852,033

TOTAL JAPAN			160,987,993

MEXICO	0.7%
REAL ESTATE—OFFICE
Concentradora Fibra Danhos SA de CV		2,921,542	4,738,100

NORWAY	1.6%
REAL ESTATE—OFFICE
Entra ASA, 144A(d)		724,889	10,420,766

SINGAPORE	3.1%
REAL ESTATE
DIVERSIFIED	1.8%
Capitaland Ltd.		2,633,900	6,492,991
Keppel DC REIT		4,967,700	4,978,420

			11,471,411

HEALTH CARE	1.3%
Parkway Life Real Estate Investment Trust		4,266,000	8,425,588

TOTAL SINGAPORE			19,896,999

		Shares	Value
SPAIN	4.5%
REAL ESTATE
DIVERSIFIED	2.3%
Merlin Properties Socimi SA		1,097,637	$14,891,504

OFFICE	1.7%
Inmobiliaria Colonial Socimi SA		1,096,512	11,394,296

RESIDENTIAL	0.5%
Aedas Homes SAU, 144A(c),(d)		99,464	3,143,440

TOTAL SPAIN			29,429,240

SWEDEN	3.9%
REAL ESTATE
DIVERSIFIED	1.2%
Castellum AB		455,035	8,145,922

OFFICE	0.6%
Wihlborgs Fastigheter AB		328,565	3,952,806

RESIDENTIAL	0.5%
D. Carnegie & Co. AB(c)		177,359	3,396,551

RETAIL	1.6%
Catena AB		459,322	10,284,794

TOTAL SWEDEN			25,780,073

UNITED KINGDOM	9.0%
REAL ESTATE
DIVERSIFIED	1.2%
LondonMetric Property PLC		3,378,811	7,830,211

HEALTH CARE	1.4%
Assura PLC		13,475,089	9,501,819

INDUSTRIALS	3.0%
Segro PLC		1,828,658	15,201,793
Tritax Big Box REIT PLC		2,167,415	4,166,889

			19,368,682

OFFICE	0.5%
Workspace Group PLC		242,008	3,097,555

RESIDENTIAL	1.0%
UNITE Group PLC		570,461	6,639,804

SELF STORAGE	1.9%
Big Yellow Group PLC		523,934	6,268,983

		Shares	Value
Safestore Holdings PLC		948,656	$6,442,053

			12,711,036

TOTAL UNITED KINGDOM			59,149,107

TOTAL COMMON STOCK (Identified cost—$619,179,564)			650,678,095

SHORT-TERM INVESTMENTS	2.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%[e]		15,975,296	15,975,296

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,975,296)			15,975,296

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$635,154,860)	101.9%		666,653,391
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)		(12,276,293)

NET ASSETS	100.0%		$654,377,098

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.
(c)	Non-income producing security.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $25,820,516 or 3.9% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	51.2
Residential	13.8
Office	12.7
Retail	10.2
Industrials	5.7
Self Storage	3.1
Health Care	2.7
Other	0.6

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$68,907,988	$68,907,988	$—	$—	(a)
Other Countries	581,770,107	581,770,107	—	—
Short—Term Investments	15,975,296	—	15,975,296	—

Total Investments in Securities(b)	$666,653,391	$650,678,095	$15,975,296	$—

(a)	BGP Holding PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018